Schedules of concentration of risk (Details)	12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	22.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	12.00%

[1]	represent percentage less than 10%